Derivative Financial Insturments (Details - Hedge accounting) (Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Long Term Investments Designated As Accounting Hedges [Member] | Interest Rate Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	$ 7	$ 10
Other Long Term Investments Designated As Accounting Hedges [Member] | Interest And Foreign Currency Swaps [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	0	0
Other Long Term Investments Designated As Accounting Hedges [Member] | Foreign Currency Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	3	6
Accounts Payable Accrued Expenses And Other Liabilities Designated As Accounting Hedge [Member] | Interest Rate Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	0	0
Accounts Payable Accrued Expenses And Other Liabilities Designated As Accounting Hedge [Member] | Interest And Foreign Currency Swaps [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	11	12
Accounts Payable Accrued Expenses And Other Liabilities Designated As Accounting Hedge [Member] | Foreign Currency Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Fair Value, Net	19	20
Other Comprehensive Income [Member] | Interest Rate Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3)	2
Other Comprehensive Income [Member] | Interest And Foreign Currency Swaps [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Gain (Loss) on Derivative, Net	1	(7)
Other Comprehensive Income [Member] | Foreign Currency Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1)	10
Notional Hedged [Member] | Interest Rate Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Notional Amount of Derivatives	134	153
Notional Hedged [Member] | Interest And Foreign Currency Swaps [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Notional Amount of Derivatives	64	64
Notional Hedged [Member] | Foreign Currency Swap [Member]
Designated As Accounting Hedges Interest Rate Foreign Currency And Combinations [Line Items]
Notional Amount of Derivatives	$ 134	$ 159